UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend Achievers Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Enhanced Dividend Achievers Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—97.9%
		Common Stocks—97.9%
		Aerospace & Defense—0.3%
38,200		United Technologies Corp.	$2,804,262

		Automotive—0.6%
125,200		Genuine Parts Co.	5,500,036

		Basic Materials—1.3%
86,500	[1]	PPG Industries, Inc.	5,716,785
272,000		RPM Intl., Inc.	5,886,080

		Total Basic Materials	11,602,865

		Consumer Products—15.0%
562,500	[1]	Altria Group, Inc.	42,648,750
105,000		Anheuser-Busch Cos., Inc.	4,884,600
661,900		Coca-Cola Co. (The)	39,164,623
129,100		Home Depot, Inc.	3,959,497
218,500		Kimberly-Clark Corp.	14,344,525
154,300	[2]	La-Z-Boy, Inc.	1,175,766
190,100		McDonald’s Corp.	10,179,855
84,600	[1]	Procter & Gamble Co.	5,579,370
80,800	[1]	Stanley Works (The)	4,149,888
99,400		Universal Corp.	4,951,114
32,900	[1]	VF Corp.	2,545,473

		Total Consumer Products	133,583,461

		Energy—14.7%
188,000	[1]	Atmos Energy Corp.	5,399,360
126,600		Black Hills Corp.	4,904,484
483,700		Chevron Corp.	40,872,650
413,000		Consolidated Edison, Inc.	17,998,540
190,100		Exxon Mobil Corp.	16,424,640
192,340		Integrys Energy Group, Inc.	9,351,571
73,100		National Fuel Gas Co.	3,151,341
84,100		Otter Tail Corp.	2,739,137
231,000		Pinnacle West Capital Corp.	8,875,020
387,700		Progress Energy, Inc.	17,512,409
142,100		Vectren Corp.	3,900,645

		Total Energy	131,129,797

		Financial Institutions—35.1%
41,600	[1]	Allstate Corp. (The)	2,049,632
180,200		Arthur J. Gallagher & Co.	4,578,882
206,800	[1]	BancorpSouth, Inc.	5,070,736
972,800	[1]	Bank of America Corp.	43,143,680
473,600	[1]	BB&T Corp.	17,182,208
87,100		Chemical Financial Corp.	2,410,928
943,582	[1]	Citigroup, Inc.	26,627,884
287,700		Comerica, Inc.	12,549,474
410,600		Fifth Third Bancorp	11,127,260
207,200		First Commonwealth Financial Corp.	2,403,520
164,800		FirstMerit Corp.	3,686,576
149,700		FNB Corp.	2,330,829
42,200		Franklin Resources, Inc.	4,398,506
325,100		Freddie Mac	9,879,789
293,701		Fulton Financial Corp.	3,703,569
194,300		KeyCorp	5,080,945
149,900		Lincoln National Corp.	8,148,564
95,500		Mercury General Corp.	4,592,595
944,600		National City Corp.	16,804,434
129,600		Old Republic Intl. Corp.	1,934,928
124,300		SunTrust Banks, Inc.	8,570,485
132,000		T. Rowe Price Group, Inc.	6,677,880
1,183,900		U.S. Bancorp	40,193,405
219,852		Washington Federal, Inc.	5,368,786
1,048,000		Washington Mutual, Inc.	20,876,160
1,275,962		Wells Fargo & Co.	43,395,468

		Total Financial Institutions	312,787,123

		Health Care—12.4%
88,200	[1]	Abbott Laboratories	4,965,660
597,300		Eli Lilly & Co.	30,772,896
208,800		Johnson & Johnson	13,208,688
362,038		Merck & Co., Inc.	16,755,119

Shares	Description	Value

	Health Care— (cont’d)
1,914,000 [1]	Pfizer, Inc.	$44,768,460

	Total Health Care	110,470,823

	Industrials—7.2%
77,900 [1]	3M Co.	6,204,735
175,000	Briggs & Stratton Corp.	3,648,750
35,500	Caterpillar, Inc.	2,525,470
103,600	Emerson Electric Co.	5,267,024
1,293,900	General Electric Co.	45,816,999

	Total Industrials	63,462,978

	Real Estate Investment Trust—3.6%
53,000	Colonial Properties Trust	1,305,920
142,800	Duke Realty Corp.	3,375,792
72,800	General Growth Properties, Inc.	2,658,656
159,900	HCP, Inc.	4,862,559
117,400	Healthcare Realty Trust, Inc.	3,032,442
54,000	Home Properties, Inc.	2,591,460
70,200	Kimco Realty Corp.	2,513,862
144,700	Lexington Realty Trust	2,163,265
52,200	Liberty Property Trust	1,676,142
116,300	National Retail Properties, Inc.	2,642,336
102,400	UDR, Inc.	2,337,792
74,800	Universal Health Realty Income Trust	2,696,540

	Total Real Estate Investment Trust	31,856,766

	Technology—2.1%
49,300	Intl. Business Machines Corp.	5,291,862
160,700	Linear Technology Corp.	4,446,569
244,600	Pitney Bowes, Inc.	8,976,820

	Total Technology	18,715,251

	Telecommunications—5.6%
1,288,300 [1]	AT&T, Inc.	49,586,667

	Total Common Stocks (cost $992,915,285)	871,500,029

	MONEY MARKET FUNDS—3.3%
28,603,156 [3]	Fidelity Institutional Money Market Prime Portfolio, 3.96%	28,603,156
1,224,000 [3,4,5]	BlackRock Liquidity Series, LLC, Money Market Series, 4.16%	1,224,000

	Total Money Market Funds (cost $29,827,156)	29,827,156

Contracts

	OUTSTANDING CALL OPTION PURCHASED—0.0%
884	General Elec. Co., strike price $40, expires 02/18/08 (cost $1,768)	1,326

	Total investments before outstanding options written (cost $1,022,744,2096)	901,328,511

	OUTSTANDING OPTIONS WRITTEN—(1.2)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.2)%
(370)	3M Co., strike price $80, expires 03/24/08	(87,875)
(250)	Abbott Laboratories, strike price $55, expires 02/18/08	(50,625)
(23,500)	Abbott Laboratories, strike price $60.05, expires 03/20/08	(19,681)
(34,000)	Altria Group, Inc., strike price $77.50, expires 02/29/08	(51,479)
(29,000)	Altria Group, Inc., strike price $78.50, expires 02/08/08	(8,949)
(63,000)	Altria Group, Inc., strike price $79, expires 02/15/08	(33,018)
(1,825)	Altria Group, Inc., strike price $80, expires 03/24/08	(148,738)
(577)	Anheuser-Busch Cos., Inc., strike price $55, expires 03/24/08	(4,327)
(46,000)	Arthur J. Gallagher & Co., strike price $24.75, expires 02/22/08	(54,565)

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(53,000)	Arthur J. Gallagher & Co., strike price $27.50, expires 02/15/08	$(9,445)
(1,250)	AT&T, Inc., strike price $40, expires 04/21/08	(146,875)
(192,000)	AT&T, Inc., strike price $40.50, expires 02/29/08	(137,683)
(113,000)	AT&T, Inc., strike price $41.10, expires 03/20/08	(76,286)
(78,000)	AT&T, Inc., strike price $41.75, expires 02/15/08	(6,786)
(780)	AT&T, Inc., strike price $42, expires 02/20/08	(9,680)
(1,250)	AT&T, Inc., strike price $42.50, expires 04/21/08	(63,750)
(45,000)	Atmos Energy Corp., strike price $28.25, expires 02/29/08	(36,661)
(13,000)	Atmos Energy Corp., strike price $28.40, expires 04/11/08	(13,204)
(45,000)	Atmos Energy Corp., strike price $28.45, expires 03/20/08	(38,444)
(770)	BancorpSouth, Inc., strike price $22.50, expires 03/24/08	(207,900)
(370)	BancorpSouth, Inc., strike price $25, expires 04/21/08	(54,575)
(1,100)	Bank of America Corp., strike price $42.50, expires 03/24/08	(330,000)
(602)	Bank of America Corp., strike price $42.50, expires 05/19/08	(228,760)
(500)	Bank of America Corp., strike price $45, expires 03/24/08	(75,000)
(500)	Bank of America Corp., strike price $45, expires 05/19/08	(120,000)
(1,222)	Bank of America Corp., strike price $47.50, expires 02/18/08	(18,330)
(80,000)	Bank of America Corp., strike price $48, expires 03/20/08	(46,192)
(550)	Bank of America Corp., strike price $50, expires 02/18/08	(4,125)
(500)	BB&T Corp., strike price $37.50, expires 03/24/08	(71,250)
(1,225)	BB&T Corp., strike price $40, expires 02/08/07	(3,761)
(878)	BB&T Corp., strike price $40, expires 03/24/08	(50,485)
(16,000)	Black Hills Corp., strike price $42.50, expires 03/20/08	(4,578)
(250)	Black Hills Corp., strike price $45, expires 02/18/08	(6,875)
(285)	Black Hills Corp., strike price $45, expires 02/29/08	(342)
(200)	Caterpillar, Inc., strike price $75, expires 02/18/08	(7,400)
(22,000)	Chemical Financial Corp., strike price $27.09, expires 02/15/08	(37,466)
(26,000)	Chemical Financial Corp., strike price $27.35, expires 03/28/08	(74,209)
(1,000)	Chevron Corp., strike price $85, expires 03/24/08	(255,000)
(166,000)	Chevron Corp., strike price $95.79, expires 02/29/08	(33,914)
(1,600)	Citigroup, Inc., strike price $35, expires 02/22/08	(3,680)
(63,000)	Coca-Cola Co. (The), strike price $60.50, expires 03/20/08	(118,572)
(118,000)	Coca-Cola Co. (The), strike price $63.15, expires 02/05/08	(2,407)
(183,000)	Coca-Cola Co. (The), strike price $64.40, expires 02/22/08	(44,579)
(700)	Comerica, Inc., strike price $45, expires 03/24/08	(124,250)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(300)	Comerica, Inc., strike price $50, expires 04/21/08	$(26,250)
(35,000)	Consolidated Edison, Inc., strike price $47.50, expires 02/15/08	(493)
(35,000)	Consolidated Edison, Inc., strike price $47.50, expires 03/20/08	(7,276)
(440)	Consolidated Edison, Inc., strike price $48.38, expires 03/13/08	(22,783)
(113,000)	Consolidated Edison, Inc., strike price $49.75, expires 02/22/08	(10,735)
(21,100)	Duke Realty Corp., strike price $32.25, expires 03/31/08	(1,819)
(1,000)	Eli Lilly & Co., strike price $55, expires 02/18/08	(7,500)
(1,235)	Eli Lilly & Co., strike price $55, expires 04/21/08	(108,063)
(57,000)	Emerson Electric Co., strike price $57.75, expires 02/29/08	(7,478)
(235)	Exxon Mobil Corp., strike price $90, expires 04/21/08	(56,988)
(81,000)	Exxon Mobil Corp., strike price $95, expires 03/20/08	(76,472)
(1,000)	Fifth Third Bancorp, strike price $30, expires 03/24/08	(60,000)
(90,000)	First Commonwealth Financial Corp., strike price $12.60, expires 02/15/08	(19,269)
(24,000)	First Commonwealth Financial Corp., strike price $12.75, expires 02/27/08	(8,124)
(550)	FirstMerit Corp., strike price $22.50, expires 03/24/08	(56,375)
(100)	Franklin Resources, Inc., strike price $105, expires 04/21/08	(73,500)
(400)	Freddie Mac, strike price $40, expires 02/08/08	(252)
(700)	Freddie Mac, strike price $40, expires 03/25/08	(43,750)
(700)	Freddie Mac, strike price $40, expires 04/21/08	(75,250)
(1,081)	General Electric Co., strike price $37.50, expires 03/24/08	(39,457)
(100,000)	General Electric Co., strike price $37.50, expires 04/18/08	(71,950)
(50,000)	General Electric Co., strike price $40, expires 03/04/08	(2,825)
(1,350)	General Electric Co., strike price $40, expires 03/24/08	(8,775)
(160,000)	General Electric Co., strike price $40.75, expires 02/15/08	(208)
(160,000)	General Electric Co., strike price $40.75, expires 02/22/08	(1,232)
(40,000)	General Growth Properties, Inc., strike price $51, expires 02/15/08	(8)
(230)	Genuine Parts Co., strike price $49, expires 03/05/08	(2,898)
(470)	Genuine Parts Co., strike price $50, expires 02/18/08	(9,400)
(500)	HCP, Inc., strike price $35, expires 02/18/08	(6,250)
(300)	HCP, Inc., strike price $35, expires 03/24/08	(12,000)
(85)	HCP, Inc., strike price $40, expires 04/21/08	(1,700)
(250)	Home Depot, Inc., strike price $30, expires 03/24/08	(54,375)
(200)	Home Depot, Inc., strike price $32.50, expires 02/18/08	(6,000)
(250)	Home Depot, Inc., strike price $35, expires 05/19/08	(17,500)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(230)	Home Properties, Inc., strike price $50, expires 04/21/08	$(50,025)
(70)	Home Properties, Inc., strike price $55, expires 04/21/08	(5,425)
(41,400)	Integrys Energy Group, Inc., strike price $52.89, expires 02/15/08	(17,939)
(170)	Intl. Business Machines Corp., strike price $110, expires 04/21/08	(78,200)
(170)	Intl. Business Machines Corp., strike price $112, expires 03/28/08	(53,009)
(100)	Intl. Business Machines Corp., strike price $114, expires 02/22/08	(9,431)
(25,000)	Johnson & Johnson, strike price $66.50, expires 03/26/08	(12,640)
(90,000)	Johnson & Johnson, strike price $67.57, expires 02/29/08	(8,622)
(500)	KeyCorp, strike price $30, expires 03/24/08	(11,250)
(360)	Kimberly-Clark Corp., strike price $70, expires 04/21/08	(19,800)
(84,000)	Kimberly-Clark Corp., strike price $70.84, expires 02/22/08	(4,528)
(175)	Kimco Realty Corp., strike price $40, expires 03/24/08	(14,875)
(640)	La-Z-Boy, Inc., strike price $10, expires 04/21/08	(32,000)
(400)	Lincoln National Corp., strike price $60, expires 02/18/08	(12,000)
(425)	Lincoln National Corp., strike price $60, expires 03/24/08	(43,563)
(390)	Linear Technology Corp., strike price $32.50, expires 02/18/08	(1,950)
(250)	Linear Technology Corp., strike price $33, expires 02/26/08	(2,117)
(835)	McDonald’s Corp., strike price $55, expires 03/24/08	(118,988)
(21,000)	McDonald’s Corp., strike price $60, expires 02/15/08	(519)
(1,100)	Merck & Co., Inc., strike price $60, expires 02/18/08	(8,250)
(79,000)	Merck & Co., Inc., strike price $60.10, expires 02/15/08	(1)
(53,000)	Mercury General Corp., strike price $50, expires 03/20/08	(41,176)
(1,500)	National City Corp., strike price $17.50, expires 03/24/08	(221,250)
(1,000)	National City Corp., strike price $20, expires 04/21/08	(72,500)
(40,000)	National Fuel Gas Co., strike price $49.07, expires 03/20/08	(9,016)
(30,000)	National Retail Properties, Inc., strike price $23.40, expires 03/31/08	(24,900)
(34,000)	National Retail Properties, Inc., strike price $24.50, expires 03/20/08	(12,386)
(200)	Old Republic Intl. Corp., strike price $17.50, expires 04/21/08	(7,000)
(46,000)	Otter Tail Corp., strike price $37.54, expires 03/20/08	(11,624)
(2,500)	Pfizer, Inc., strike price $25, expires 03/24/08	(43,750)
(900)	Pfizer, Inc., strike price $25, expires 03/26/08	(24,561)
(200,000)	Pfizer, Inc., strike price $25, expires 04/25/08	(78,180)
(500)	Pfizer, Inc., strike price $25, expires 06/23/08	(27,500)
(117,000)	Pfizer, Inc., strike price $25.05, expires 02/15/08	(4,200)
(1,500)	Pfizer, Inc., strike price $25.13, expires 02/08/08	(840)
(500)	Pinnacle West Capital Corp., strike price $40, expires 04/21/08	(52,500)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(15,100)	Pitney Bowes, Inc., strike price $42.25, expires 02/29/08	$(291)
(60)	PPG Industries, Inc., strike price $70, expires 02/18/08	(1,800)
(300)	PPG Industries, Inc., strike price $70, expires 03/05/08	(28,335)
(115)	PPG Industries, Inc., strike price $70, expires 05/19/08	(25,587)
(465)	Procter & Gamble Co., strike price $74.50, expires 02/22/08	(391)
(650)	Progress Energy, Inc., strike price $48.63, expires 03/26/08	(28,470)
(148,000)	Progress Energy, Inc., strike price $49.09, expires 03/06/08	(27,114)
(550)	RPM Intl., Inc., strike price $20, expires 02/16/08	(152,625)
(95,000)	RPM Intl., Inc., strike price $22.06, expires 03/20/08	(76,105)
(22,000)	Stanley Works (The), strike price $50, expires 02/22/08	(59,301)
(22,000)	Stanley Works (The), strike price $51, expires 03/20/08	(57,187)
(700)	SunTrust Banks, Inc., strike price $70, expires 03/24/08	(194,250)
(540)	T. Rowe Price Group, Inc., strike price $55, expires 03/24/08	(86,400)
(186)	T. Rowe Price Group, Inc., strike price $65, expires 02/18/08	(2,325)
(150,000)	U.S. Bancorp, strike price $34, expires 02/15/08	(111,900)
(150,000)	U.S. Bancorp, strike price $34, expires 04/18/08	(256,095)
(2,359)	U.S. Bancorp, strike price $35, expires 03/24/08	(218,208)
(1,000)	U.S. Bancorp, strike price $35, expires 06/23/08	(172,500)
(100)	U.S. Bancorp, strike price $37.50, expires 06/23/08	(8,000)
(100)	UDR, Inc., strike price $22.50, expires 04/21/08	(16,500)
(250)	UDR, Inc., strike price $25, expires 04/21/08	(17,500)
(210)	United Technologies Corp., strike price $72.50, expires 03/26/08	(73,905)
(270)	Universal Corp., strike price $55, expires 02/18/08	(9,450)
(27,000)	Universal Corp., strike price $55, expires 03/20/08	(31,684)
(41,000)	Universal Health Realty Income Trust, strike price $35.24, expires 04/08/08	(124,829)
(26,000)	Vectren Corp., strike price $28.22, expires 04/18/08	(14,040)
(23,000)	Vectren Corp., strike price $29.63, expires 02/27/08	(800)
(28,800)	Vectren Corp., strike price $29.98, expires 03/20/08	(2,183)
(180)	VF Corp., strike price $85, expires 02/18/08	(10,800)
(45,000)	Washington Federal, Inc., strike price $23.87, expires 02/27/08	(54,414)
(460)	Washington Federal, Inc., strike price $25, expires 03/24/08	(43,700)
(300)	Washington Federal, Inc., strike price $25, expires 04/21/08	(36,750)
(2,500)	Washington Mutual, Inc., strike price $17.50, expires 03/24/08	(850,000)
(1,250)	Washington Mutual, Inc., strike price $17.50, expires 04/21/08	(487,500)
(1,000)	Washington Mutual, Inc., strike price $20, expires 04/21/08	(230,000)
(60)	Washington Mutual, Inc., strike price $22.50, expires 03/24/08	(4,800)
(750)	Wells Fargo & Co., strike price $30, expires 03/24/08	(337,500)

3

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(2,000)	Wells Fargo & Co., strike price $32.50, expires 02/15/08	$(455,840)
(750)	Wells Fargo & Co., strike price $32.50, expires 04/21/08	(232,500)
(147,000)	Wells Fargo & Co., strike price $33, expires 03/20/08	(366,192)
(1,300)	Wells Fargo & Co., strike price $35, expires 04/21/08	(227,500)
(750)	Wells Fargo & Co., strike price $36, expires 04/25/08	(119,250)

	Total Outstanding Call Options Written (premium received $12,829,233)	(10,209,712)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(300)	Chevron Corp., strike price $75, expires 02/18/08	(7,500)
(100)	Chevron Corp., strike price $80, expires 02/18/08	(11,000)

	Total Outstanding Put Options Written (premium received $71,049)	(18,500)

	Total Outstanding Options Written (premium received $12,900,282)	(10,228,212)

Total investments net of outstanding options written— 100.0%		$891,100,299
Other assets in excess of liabilities—(0.0)%		(416,855)

Net Assets—100.0%		$890,683,444

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Security, or a portion of security, is on loan.

[3]	Represents current yield as of January 31, 2008.

[4]	Represents an investment in an affiliate.

[5]	Security purchased with the cash proceeds from securities loaned.

[6]

Cost for federal income tax purposes is $1,031,737,142. The net unrealized depreciation on a tax basis is $130,408,631, consisting of $13,491,928 gross unrealized appreciation and $143,900,559 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend Achievers Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Dividend Achievers Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Dividend Achievers Trust

Date: March 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Dividend Achievers Trust

Date: March 24, 2008